Lease Liabilities - Impact on Transition (Detail) $ in Thousands	Jan. 01, 2019 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 2,670
IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	2,670
IFRS 16 [Member] | Property, plant and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets presented in property, plant and equipment	$ 2,670